Lease - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease
Weighted-average remaining lease term	2 years 3 days	2 years 11 months 12 days
Weighted-average discount rate	4.75%	4.75%
Operating lease expenses	¥ 54.3	¥ 38.7	¥ 23.4
Short-term lease expenses	¥ 2.4	¥ 0.5	¥ 2.0